EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

NOTE 37 - EQUITY

Eletrobras’ capital stock, as of December 31, 2021, is R$39,057,271 (R$39,057,271 as of December 31, 2020) and its shares have no par value. Preferred shares have voting rights and are not convertible into common shares. However, they have priority in the reimbursement of capital and in the distribution of dividends at the annual rates of 8% for class A shares (subscribed until June 23, 1969) and 6% for class B preferred shares (subscribed as of June 24, 1969), calculated on the capital corresponding to each class of shares.

The capital stock is distributed, by major shareholders and by the species of shares, on December 31, 2021, as follows:

	12/31/2021
	ORDINARY		PREFERENTIALS				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
FIA Dinâmica and Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	—	—	—	—	30,890,676	11.03	30,890,676	1.97
American Depositary Receipts – ADR’s	52,065,112	4.04	—	—	5,340,887	1.91	57,405,999	3.66
Others	287,048,510	22.27	146,920	100.00	206,755,564	73.86	493,950,994	31.48
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

	12/31/2020
	ORDINARY		PREFERENTIALS				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.91
FIA Dinâmica and Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	190,045	0.01	—	—	31,437,673	11.23	31,627,718	2.01
American Depositary Receipts – ADR’s	38,663,271	3.00	—	—	5,235,367	1.87	43,898,638	2.80
Others	300,260,306	23.30	146,920	100.00	206,314,087	73.70	506,721,313	32.30
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

Of the total 599,084,509 shares held by minority shareholders, 261,989,390, or 44%, are owned by non-resident investors, of which 170,517,578 are common shares, 28 are class A preferred shares and 91,471,784 are class B preferred shares.

37.1. Capital Reserve

This reserve represents the Company’s accumulated capital surplus. The amounts earmarked for this purpose are permanently invested and cannot be used to pay dividends.

37.2 Earning reserves

37.2.1 – Legal reserve

Constituted through the appropriation of 5% of the net income for the year, in accordance with Law 6.404/1976.

37.2.2 – Retained Earnings Reserve

According to Law 6.404/1976, the General Meeting may, by proposal of the administration bodies, decide to withhold part of the net income for the year foreseen in a capital budget previously approved by it.

37.2.3 – Statutory Reserves

The General Meeting will allocate, in addition to the legal reserve, calculated on net earnings for the year: I - 1% as a reserve for studies and projects; and II – 50% as a reserve for investments.

37.2.4 – Special Dividend Reserve

Eletrobras constituted, on December 31, 2018, R$2,291,889 in a special dividend reserve, based on article 202, paragraphs 4 and 5, of Law 6,404/1976, and in February 2021 the payment was made, as interim dividends.

37.3 Shareholder remuneration

Eletrobras’ By-laws establish as a minimum mandatory dividend 25% of net income, adjusted in accordance with corporate law, respecting the minimum remuneration for the class A and B preferred shares, of 8% and 6%, respectively, of the nominal value of the capital stock related to these types and classes of shares, providing for the possibility of payment of interest on equity.

Below is the distribution of the results, imputed to the minimum dividends, in accordance with the applicable legislation, as well as the total amount of remuneration proposed to the shareholders, to be deliberated at the Annual General Meeting:

Assignment of Net Income	12/31/2021	12/31/2020
Fiscal year balance assignment	5,646,141	6,338,688
Legal reserve	(282,307)	(316,934)
Realization of the revaluation reserve	2,351	2,757
Prescribed Dividends	—	4,044
CEEE GT split adjustments	(33,534)	—
IFRS 9 and IFRS 15 adjustments	—	182,523
Mandatory Dividends	(1,340,958)	(1,507,139)
Retained earnings to be allocated	3,991,693	4,703,939
Constitution of Statutory Reserve and Profit Retention Reserve	(3,991,693)	(4,703,939)
Balance from fiscal year to be distributed	—	—

Accounting Policy

Represents the common shares and the paid-in preferred shares and is classified in shareholders’ equity.

Other comprehensive income

Other comprehensive income comprises income and expense items that are not recognized in the income statement. The components of other comprehensive income include:

a) Actuarial gains and losses on pension plans with defined benefit;

b) Gains and losses arising from the translation of financial statements of foreign operations;

c) Equity valuation adjustment related to gains and losses on the remeasurement of financial assets designated at fair value through other comprehensive income;

d) Equity valuation adjustment related to the effective portion of gains or losses of hedge instruments in cash flow hedge ; and

e) The impact of deferred income tax and social contribution on items recorded in other comprehensive income.

Government grants

Government grants are not recognized until there is reasonable assurance that the Company will meet the related conditions and that the grants will be received. Government grants are systematically recognized in the income statement during the years in which the Company recognizes as expenses the corresponding costs that the grants intend to offset. Government grants receivable as compensation for expenses already incurred, for the purpose of providing immediate financial support to the Company, without corresponding future costs, are recognized in the income for the year in which they are received and allocated to the earnings reserve and are not intended for the distribution of dividends.